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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       August 7, 2012
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $2,615,433,386.47


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 June 2012

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                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR      ADR    02364W105
                                                       778,261,729.56    29,864,226       sole          1       sole      22,562,806
                                                                                                                none       7,301,420

BANCO MACRO BANSUD     ADR    05961W105
 ADR                                                    27,904,474.08     2,153,123       sole          1       sole       1,986,978
                                                                                                                none         166,145

BANCO SANTANDER        ADS    05967A107
 BRASIL - ADS                                          406,201,579.25    52,413,107       sole          1       sole      39,729,005
                                                                                                                none      12,684,102

BANCOLOMBIA ADR        ADR    05968L102
                                                       207,108,653.20     3,349,105       sole          1       sole       2,287,788
                                                                                                                none       1,061,317

CNINSURE ADR           ADR    18976M103
                                                        23,720,436.00     3,467,900       sole          1       sole       3,235,130
                                                                                                                none         232,770

CTRIP INTERNATIONAL    ADR    22943F100
 ADR                                                   116,834,596.88     6,971,038       sole          1       sole       5,579,790
                                                                                                                none       1,391,248

EMBOTELLADORA ANDINA   ADR    29081P204
 ADR REP A                                               6,429,084.48       242,424       sole          1       sole         125,927
                                                                                                                none         116,497

EMBOTELLADORA ANDINA   ADS    29081P303
 ADS REP B                                              99,775,927.40     3,089,038       sole          1       sole       2,306,879
                                                                                                                none         782,159

EPAM SYSTEMS           ORD    29414B104
                                                         3,552,761.91       209,109       sole          1       sole         209,109
                                                                                                                none               0

FEMSA ADS              ADS    344419106
                                                       210,830,544.75     2,362,247       sole          1       sole       1,910,295
                                                                                                                none         451,952

INFOSYS TECHNOLOGY     ADR    456788108
 LTD ADR                                               357,250,910.28     7,928,338       sole          1       sole       5,706,312
                                                                                                                none       2,222,026

ITAU UNIBANCO          ADR    465562106
 HOLDING SA - ADR                                      238,589,941.44    17,140,082       sole          1       sole      12,941,349
                                                                                                                none       4,198,733

KOSMOS ENERGY LTD      ADR    465562106
                                                        55,473,011.10     5,020,182       sole          1       sole       4,134,420
                                                                                                                none         885,762

PLATINUM GROUP         ORD    72765Q205
 METALS LTD                                             10,724,608.59    12,861,960       sole          1       sole      12,861,960
                                                                                                                none               0

RETALIX LTD            ORD    M8215W109
                                                         6,266,603.14       317,618       sole          1       sole         317,618
                                                                                                                none               0

TERNIUM SA ADR         ADR    880890108
                                                       114,915,959.79     5,872,047       sole          1       sole       4,716,547
                                                                                                                none       1,155,500

VANCEINFO              ADR    921564100
 TECHNOLOGIES ADR                                        7,065,575.72       737,534       sole          1       sole         737,534
                                                                                                                none               0
                                                     ----------------
                                                     2,615,433,386.47
                                                     ================
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